EXPENSES BY NATURE (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of expenses by nature

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Raw materials and inputs	(12,732,273)	(14,572,337)	(10,405,028)
Outsourcing material	(5,104,273)	(3,265,627)	(4,476,702)
Labor cost	(4,268,241)	(3,320,234)	(2,746,454)
Supplies	(3,735,873)	(3,501,649)	(2,297,069)
Maintenance cost (services and materials)	(578,514)	(916,646)	(1,268,752)
Outsourcing services	(2,905,888)	(2,178,589)	(2,119,515)
Freight	(4,185,360)	(2,826,821)	(1,835,601)
Depreciation, amortization and depletion	(3,291,149)	(2,792,845)	(2,114,681)
Others	(1,163,601)	(929,205)	(1,533,119)
	(37,965,172)	(34,303,953)	(28,796,921)
Classified as:
Cost of sales	(33,475,189)	(31,054,016)	(25,837,475)
Selling expenses	(3,729,089)	(2,575,818)	(2,372,298)
General and administrative expenses	(760,894)	(674,119)	(587,148)
	(37,965,172)	(34,303,953)	(28,796,921)

Schedule of depreciation, amortization and depletion

			Consolidated
	12/31/2023	12/31/2022	12/31/2021
Production costs (1)	(3,226,469)	(2,752,557)	(2,075,488)
Selling expenses	(29,593)	(13,948)	(11,227)
General and administrative expenses	(35,087)	(26,340)	(27,966)
	(3,291,149)	(2,792,845)	(2,114,681)
Other operational (2)	(80,924)	(77,386)	(97,725)
	(3,372,073)	(2,870,231)	(2,212,406)

(1)	The cost of production includes PIS and COFINS credits on lease agreements as of December 31, 2023, in the amount of R$7,068 (R$7,429 as of December 31, 2022).

(2)	They mainly refer to the depreciation of investment properties, paralyzed equipment and amortization of the SWT customer portfolio, classified in other operating expenses, see note 27.